COMMITMENTS AND CONTINGENCIES - PURCHASE OBLIGATIONS (DETAILS) (USD $) In Millions, unless otherwise specified	Jun. 30, 2011
Notes to Financial Statements [Abstract]
Purchase commitments, 2012	$ 1,351
Purchase commitments, 2013	762
Purchase commitments, 2014	368
Purchase commitments, 2015	154
Purchase commitments, 2016	104
Purchase commitments, thereafter	$ 273